Subordinated debentures (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Net of Holdings in Debentures

The amounts presented below are net of our own holdings in these debentures, and include the impact of fair value hedges used for managing interest rate risk.

(Millions of Canadian dollars, except percentage and foreign currency)			Interest rate		Denominated foreign currency (millions)	As at
Maturity	Earliest par value redemption date					October 31 2018	October 31 2017
August 12, 2019			9.00%		US$75	$103	$106
July 15, 2022			5.38%		US$150	208	207
June 8, 2023			9.30%			110	110
July 17, 2024 (1)	July 17, 2019		3.04%	(2)		998	1,002
December 6, 2024	December 6, 2019		2.99%	(3)		1,978	2,003
June 4, 2025 (1)	June 4, 2020		2.48%	(3)		988	992
January 20, 2026 (1)	January 20, 2021		3.31%	(4)		1,443	1,456
January 27, 2026 (1)			4.65%		US$1,500	1,813	1,882
September 29, 2026 (1)	September 29, 2021		3.45%	(5)		988	1,014
November 1, 2027	November 1, 2022		4.75%		TT$300	59	57
June 26, 2037	June 26, 2017	(6)	2.86%		JPY 10,000	–	–
October 1, 2083	Any interest payment date			(7)		224	224
June 29, 2085	Any interest payment date			(8)	US$174	229	224
						$9,141	$9,277
Deferred financing costs						(10)	(12)
						$9,131	$9,265

The terms and conditions of the debentures are as follows:

(1)	The notes include non-viability contingency capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then times the multiplier.
(2)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.08% above the 90-day Bankers’ Acceptance rate.
(3)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.10% above the 90-day Bankers’ Acceptance rate.
(4)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 2.35% above the 90-day Bankers’ Acceptance rate.
(5)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.12% above the 90-day Bankers’ Acceptance rate.
(6)	All ¥10,000 million outstanding subordinated debentures were redeemed on June 26, 2017 for 100% of their principal amount plus accrued interest to the redemption date.
(7)	Interest at a rate of 40 basis points above the 30-day Bankers’ Acceptance rate.
(8)	Interest at a rate of 25 basis points above the U.S. dollar 3-month London Interbank Mean Rate (LIMEAN). In the event of a reduction of the annual dividend we declare on our common shares, the interest payable on the debentures is reduced pro rata to the dividend reduction and the interest reduction is payable with the proceeds from the sale of newly issued common shares.

Maturities of Subordinated Debentures

The aggregate maturities of subordinated debentures, based on the maturity dates under the terms of issue, are as follows:

(Millions of Canadian dollars)	October 31 2018
Within 1 year	$103
1 to 5 years	318
5 to 10 years	8,267
Thereafter	453
$9,141